Mineral Rights - Schedule of Mineral Rights (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Cost, opening net book value		$ 23,428	$ 5,458	$ 5,458
Accumulated amortization, opening net book value		(2,917)	(2,782)	(2,782)
Opening net book value		20,511	2,676	2,676
Acquisitions				19,360
Additions		75		77
Payments received under earn-in agreement		(75)
Disposals				(1,348)
Depletion and amortization		(60)		(178)
Exchange differences		(3)		(76)
Cost, closing net book value		23,393		23,428
Accumulated amortization, closing net book value		(2,945)		(2,917)
Closing net book value		20,448		20,511
Mineral Rights Platosa (Mexico) [Member]
Statement Line Items [Line Items]
Cost, opening net book value		3,721	3,785	3,785
Accumulated amortization, opening net book value		(2,917)	(2,782)	(2,782)
Opening net book value		804	1,003	1,003
Acquisitions
Additions
Payments received under earn-in agreement
Disposals
Depletion and amortization		(60)		(178)
Exchange differences		(9)		(21)
Cost, closing net book value		3,680		3,721
Accumulated amortization, closing net book value		(2,945)		(2,917)
Closing net book value		735		804
Mineral Rights Beschefer (Canada) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[1]		1,428	1,428
Accumulated amortization, opening net book value	[1]
Opening net book value	[1]		1,428	1,428
Acquisitions	[1]
Additions	[1]
Payments received under earn-in agreement	[1]
Disposals	[1]			(1,348)
Depletion and amortization	[1]
Exchange differences	[1]			(80)
Cost, closing net book value	[1]
Accumulated amortization, closing net book value	[1]
Closing net book value	[1]
Mineral Rights Silver City (Germany) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[2]	587	245	245
Accumulated amortization, opening net book value	[2]
Opening net book value	[2]	587	245	245
Acquisitions	[2]			317
Additions	[2]	75
Payments received under earn-in agreement	[2]
Disposals	[2]
Depletion and amortization	[2]
Exchange differences	[2]	6		25
Cost, closing net book value	[2]	668		587
Accumulated amortization, closing net book value	[2]
Closing net book value	[2]	668		587
Mineral Rights Kilgore (Idaho) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[3]	13,756
Accumulated amortization, opening net book value	[3]
Opening net book value	[3]	13,756
Acquisitions	[3]			13,711
Additions	[3]			45
Payments received under earn-in agreement	[3]
Disposals	[3]
Depletion and amortization	[3]
Exchange differences	[3]
Cost, closing net book value	[3]	13,756		13,756
Accumulated amortization, closing net book value	[3]
Closing net book value	[3]	13,756		13,756
Mineral Rights Okaley (Idaho) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[4]	5,364
Accumulated amortization, opening net book value	[4]
Opening net book value	[4]	5,364
Acquisitions	[4]			5,332
Additions	[4]			32
Payments received under earn-in agreement	[4]	(75)
Disposals	[4]
Depletion and amortization	[4]
Exchange differences	[4]
Cost, closing net book value	[4]	5,289		5,364
Accumulated amortization, closing net book value	[4]
Closing net book value	[4]	$ 5,289		$ 5,364

[1]	See Note 3. In accordance with the Company's farm-out accounting policy, the initial fair value of the Wallbridge Consideration was credited to the Beschefer Mineral Rights and a loss on disposal ($188) was recorded in the condensed consolidated statement of comprehensive loss.
[2]	On September 24, 2019 the Company signed an option agreement (the "Globex Agreement") with Globex Mining Enterprises Inc. ("Globex") to acquire a 100% interest in the Braunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. The first issuance of 45,367 common shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the Globex Agreement and recorded as an addition to mineral rights ($245). On September 21, 2020, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights ($317). In March 2021, the Frauenstein, Mohorn and Oederan exploration licenses were granted to the Company following applications to the Sachsisches Oberbergamt (Saxon Mining Authority), increasing the Silver City ground position by 17,600 hectares.
[3]	On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition. The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.
[4]	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition. The Oakley Project includes Blue Hill Creek, Matrix Creek, Cold Creek: Blue Hill Creek ("BHC") - 44 unpatented federal lode mining claims and an adjacent 80 acre Idaho state lease, subject to a 2% net smelter returns ("NSR") royalty on gold. Matrix Creek - 61 unpatented federal lode mining claims and a 320 acre mineral lease, subject to a 2% NSR on gold. The NSRs at BHC and Matrix Creek can be purchased for a total of $2,000. Cold Creek 117 unpatented federal lode mining claims.